Business segment information	12 Months Ended
Dec. 31, 2024
Business segment information
Business segment information
The following table provides certain information regarding the Bank’s operations by segment:

	December 31, 2024
	Commercial	Treasury	Total
Interest income	641,677	143,355	785,032
Interest expense	(496)	(525,325)	(525,821)
Inter-segment net interest income	(410,222)	410,222	—
Net interest income	230,959	28,252	259,211
Other income (expense), net	45,436	(1,011)	44,425
Total income	276,395	27,241	303,636

Provision for credit losses	(17,930)	631	(17,299)
Operating expenses	(63,983)	(16,481)	(80,464)
Segment profit	194,482	11,391	205,873

Segment assets	8,649,283	3,192,339	11,841,622
Segment liabilities	265,826	10,210,207	10,476,033

	December 31, 2023
	Commercial	Treasury	Total
Interest income	566,212	113,048	679,260
Interest expense	(467)	(445,610)	(446,077)
Inter-segment net interest income	(361,997)	361,997	—
Net interest income	203,748	29,435	233,183
Other income (expense), net	33,792	(856)	32,936
Total income	237,540	28,579	266,119

Provision for credit losses	(26,785)	(678)	(27,463)
Operating expenses	(57,324)	(15,174)	(72,498)
Segment profit	153,431	12,727	166,158

Segment assets	7,498,230	3,231,534	10,729,764
Segment liabilities	279,853	9,206,381	9,486,234

	December 31, 2022
	Commercial	Treasury	Total
Interest income	289,785	42,836	332,621
Interest expense	(463)	(184,147)	(184,610)
Inter-segment net interest income	(155,968)	155,968	—
Net interest income	133,354	14,657	148,011
Other income (expense), net	20,809	(2,148)	18,661
Total income	154,163	12,509	166,672

Provision for credit losses	(13,376)	(6,145)	(19,521)
Operating expenses	(43,156)	(11,955)	(55,111)
Segment profit (loss)	97,631	(5,591)	92,040

Segment assets	6,940,335	2,336,958	9,277,293
Segment liabilities	180,369	8,007,383	8,187,752
The following table shows the reconciliation of information by business segment:

	December 31,
	2024	2023	2022
Profit for the year	205,873	166,158	92,040

Assets:
Assets from reportable segments	11,841,622	10,729,764	9,277,293
Other assets - unallocated	17,051	14,028	6,617
Total	11,858,673	10,743,792	9,283,910

Liabilities:
Liabilities from reportable segments	10,476,033	9,486,234	8,187,752
Other liabilities - unallocated	45,431	53,734	26,811
Total	10,521,464	9,539,968	8,214,563
Geographic information
The Bank analyzes its revenues and non-current assets by geographic location. In presenting the geographic segment information detailed below, total revenues are based on the client's country of risk and non-current assets are based on the client´s geographic location.

	December 31,
	2024		2023		2022
	Total revenues	Non-current assets (*)	Total revenues	Non-current assets (*)	Total revenues	Non-current assets (*)
Argentina	7,595	48	4,748	80	4,721	117
Brazil	30,093	461	25,630	292	15,100	125
Chile	11,563	—	11,273	—	8,072	—
Colombia	35,487	118	32,584	181	16,192	35
Costa Rica	12,694	—	10,358	—	9,161	—
Dominican Republic	22,773	—	20,164	—	9,325	—
Ecuador	17,402	—	15,107	—	12,576	—
El Salvador	2,837	—	2,209	—	2,297	—
Guatemala	28,775	—	24,061	—	16,961	—
Honduras	7,370	—	6,312	—	6,081	—
Jamaica	4,073	—	3,337	—	2,525	—
Mexico	44,570	831	35,442	400	24,767	14
Panama	6,449	21,668	6,753	18,119	6,015	18,994
Paraguay	2,724	—	2,734	—	2,488	—
Peru	25,317	—	20,501	—	8,733	—
Trinidad and Tobago	6,978	—	6,832	—	6,330	—
Uruguay	1,877	—	1,208	—	1,533	—
Other countries (1)	35,059	213	36,866	327	13,795	101
Total revenues	303,636	23,339	266,119	19,399	166,672	19,386
(1) Other countries consists of total income per country in the Region in which total income did not exceed $1 million for any of the periods indicated above and top-rated countries outside of Latin America.
(*) Includes equipment and leasehold improvements,net and intangible assets.
Information about the main clients
As of December 31, 2024, 2023, and 2022, the Bank has no customer, either individually or as group of companies, that represents more than 10% of total revenues.